SHORT-TERM INVESTMENTS AND EQUITY METHOD INVESTMENT-CURRENT (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended						1 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Feb. 28, 2014
Short-term investments [Line Items]
Costs	$ 240,346		$ 63,190		$ 78,116
Gains (losses)	175,182		55,768		1,723
Amount received upon disposition of equity method investment			81
Impairment loss			2,098
Gain on disposal of equity method investment, tax expense	6,027
Nuomi Inc [Member]
Short-term investments [Line Items]
Equity interest sold (as a percent)			31.61%				31.61%
Equity method investment sold							68,066
Amount received upon disposition of equity method investment	49,606
Transaction related cost							3,122
Gain on disposal of equity method investment, tax expense							6,027
Investees [Member]
Short-term investments [Line Items]
Cost of securities purchased	129,407		48,899
Costs	177,633		25,950
Gains (losses)	175,100		55,506
Equity securities [Member]
Short-term investments [Line Items]
Costs	177,633	[1]	25,950	[1]	6,229	[1]
Gains (losses)	175,100	[1]	55,506	[1]	(132)	[1]
Stock dividend recognized as the realized gain of short-term investment	1,050
Impairment loss				[1]
Corporate bonds [Member]
Short-term investments [Line Items]
Cost of securities purchased			39,782
Costs	62,713	[2]	37,240	[2]	71,887	[2]
Gains (losses)	82	[2]	262	[2]	1,855	[2]
Impairment loss			$ 2,098	[2]

[1]	In 2013, the Company purchased several stocks at a cost of $48,899 and sold some stocks with cost of $25,950 and recognized $55,506 realized gain in the statement of operations.In 2014, the Company purchased additional stocks at a cost of $129,407 and sold some stocks with cost of $177,633 and recognized $175,100 realized gain in the statement of operations. In addition, the company received stock dividend of $1,050 which was recognized as the realized gain of short-term investment.
[2]	In 2013, the Company purchased several corporate bonds at cost of $39,782 and classified such corporate bonds as available-for-sale securities. A portion of corporate bonds was impaired because of the change of fair value and $2,098 was recognized as an impairment loss in accordance with the difference between the investment's cost and its fair value at December 31, 2013. In 2014, the Company sold all the Corporate bonds and recognized $82 as realized gain.